AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS - 99.9%
	Communication Services - 4.7%
	AT&T, Inc.
79,551	5.350%, 11/01/2066	$2,108,101
	Qwest Corporation
16,292	6.500%, 09/01/2056	413,165
	Telephone & Data Systems, Inc.
3,254	5.875%, 12/01/2061	83,758
	United States Cellular Corporation
5,701	6.950%, 05/15/2060	147,770
		2,752,794
	Consumer Discretionary - 0.4%
	Dillard’s Capital Trust I
3,308	7.500%, 08/01/2038	87,596
	TravelCenters of America, Inc.
4,756	8.000%, 10/15/2030	124,512
		212,108
	Energy - 6.4%
	Altera Infrastructure LP
5,942	Series B, 8.500%, Perpetual	51,636
5,745	Series E, 8.875%, Perpetual (a)	51,705
	DCP Midstream LP
7,703	Series B, 7.875%, Perpetual (a)	193,962
5,265	Series C, 7.950%, Perpetual (a)	131,572
	Energy Transfer LP
21,476	Series C, 7.375%, Perpetual (a)	538,403
21,240	Series D, 7.625%, Perpetual (a)	538,647
38,162	Series E, 7.600%, Perpetual (a)	957,103
	NGL Energy Partners LP
15,031	Series B, 9.000%, Perpetual (a)	206,526
	NuStar Energy LP
10,813	Series A, 8.500%, Perpetual (a)	272,379
18,379	Series B, 7.625%, Perpetual (a)	428,231
8,233	Series C, 9.000%, Perpetual (a)	212,905
	Teekay LNG Partners LP
5,982	9.000%, Perpetual	152,242
		3,735,311
	Financials - 53.1% (b)
	ACRES Commercial Realty Corporation
5,745	8.625%, Perpetual (a)	144,946
	Aegon NV
15,048	Series 1, 4.000%, Perpetual	390,345
	AG Mortgage Investment Trust, Inc.
4,987	Series B, 8.000%, Perpetual	124,875
	AGNC Investment Corporation
15,482	Series C, 7.000%, Perpetual (a)	406,557
11,231	Series D, 6.875%, Perpetual (a)	291,557
19,201	Series E, 6.500%, Perpetual (a)	494,426
27,434	Series F, 6.125%, Perpetual (a)	696,823
	Annaly Capital Management, Inc.
34,346	Series F, 6.950%, Perpetual (a)	896,431
20,286	Series G, 6.500%, Perpetual (a)	529,870
	Arch Capital Group, Ltd.
21,476	Series E, 5.250%, Perpetual	543,772
15,753	Series F, 5.450%, Perpetual	414,462
	Argo Group US, Inc.
2,416	6.500%, 09/15/2042	62,599
	Axis Capital Holdings, Ltd.
26,244	Series E, 5.500%, Perpetual	665,023
	B. Riley Financial, Inc.
2,138	7.375%, 05/31/2023	54,433
1,893	6.875%, 09/30/2023	48,688
5,281	6.750%, 05/31/2024	137,728
6,270	6.375%, 02/28/2025	162,581
10,989	6.000%, 01/31/2028	292,198
7,173	5.500%, 03/31/2026	183,629
	Bank of America Corporation
14,275	Series 2, 3.000%, Perpetual	338,888
10,039	Series 4, 4.000%, Perpetual	259,207
20,132	Series 5, 4.000%, Perpetual	514,373
15,147	Series E, 4.000%, Perpetual	394,125
	BOK Financial Corporation
2,516	5.375%, 06/30/2056	63,252
	Brightsphere Investment Group, Inc.
2,090	5.125%, 08/01/2031	53,044
	Capital One Financial Corporation
28,632	Series G, 5.200%, Perpetual	730,688
23,864	Series H, 6.000%, Perpetual	613,305
	Capstead Mortgage Corporation
12,329	Series E, 7.500%, Perpetual	312,787
	Charles Schwab Corporation
35,781	Series D, 5.950%, Perpetual	914,562
	Chimera Investment Corporation
6,935	Series A, 8.000%, Perpetual	176,496
15,519	Series B, 8.000%, Perpetual (a)	407,684
12,421	Series C, 7.750%, Perpetual (a)	320,834
	Compass Diversified Holdings
4,792	Series A, 7.250%, Perpetual	123,107
	Dynex Capital, Inc.
5,299	Series C, 6.900%, Perpetual (a)	137,562
	First Republic Bank
9,560	Series H, 5.125%, Perpetual	247,986
	Gladstone Investment Corporation
6,121	5.000%, 05/01/2026	159,452
	Global Indemnity Group, LLC.
6,176	7.875%, 04/15/2047	163,541
	Goldman Sachs Group, Inc.
35,780	Series A, 3.750%, Perpetual	885,555
9,560	Series C, 4.000%, Perpetual	241,581
64,409	Series D, 4.000%, Perpetual	1,633,412
	Huntington Bancshares, Inc.
4,792	Series C, 5.875%, Perpetual	124,113
8,323	Series C, 5.700%, Perpetual	220,060
	Invesco Mortgage Capital, Inc.
7,418	Series B, 7.750%, Perpetual (a)	185,227
13,716	Series C, 7.500%, Perpetual (a)	345,918
	KKR & Company, Inc.
7,418	Series B, 6.500%, Perpetual	189,827
	MFA Financial, Inc.
9,560	Series B, 7.500%, Perpetual	241,199
13,139	Series C, 6.500%, Perpetual (a)	304,825
	MetLife, Inc.
28,614	Series A, 4.000%, Perpetual	751,404
	Morgan Stanley
52,490	Series A, 4.000%, Perpetual	1,322,748
	Navient Corporation
18,066	6.000%, 12/15/2043	463,935
	New Residential Investment Corporation
7,422	Series A, 7.500%, Perpetual (a)	190,523
13,481	Series B, 7.125%, Perpetual (a)	340,395
19,200	Series C, 6.375%, Perpetual (a)	452,736
	New York Mortgage Trust, Inc.
7,290	Series D, 8.000%, Perpetual (a)	185,166
8,848	Series E, 7.875%, Perpetual (a)	224,297
5,945	Series F, 6.875%, Perpetual (a)(c)	144,939
	Newtek Business Services Corporation
4,792	5.500%, 02/01/2026	124,448
	PNC Financial Services Group, Inc.
71,540	Series P, 6.125%, Perpetual (a)	1,870,771
	Popular Capital Trust II
2,182	6.125%, 12/01/2034	56,492
	Ready Capital Corporation
9,608	5.750%, 02/15/2026	248,655
	RenaissanceRe Holdings, Ltd.
13,139	Series E, 5.375%, Perpetual	331,760
	SLM Corporation
4,817	Series B, 1.819%, Perpetual	294,560
	Sterling Bancorp
6,435	Series A, 6.500%, Perpetual	169,498
	Stifel Financial Corporation
7,172	Series A, 6.250%, Perpetual	181,380
3,723	5.200%, 10/15/2047	98,808
	Truist Financial Corporation
8,241	Series I, 4.000%, Perpetual	211,217
	Two Harbors Investment Corporation
13,719	Series B, 7.625%, Perpetual (a)	351,618
14,091	Series C, 7.250%, Perpetual (a)	352,416
	US Bancorp
587	Series A, 3.500%, Perpetual	570,858
41,031	Series B, 3.500%, Perpetual	1,034,802
45,151	Series F, 6.500%, Perpetual (a)	1,168,959
	Valley National Bancorp
4,792	Series B, 5.500%, Perpetual (a)	126,221
	Wells Fargo & Company
28,170	Series O, 5.125%, Perpetual	715,518
49,841	Series X, 5.500%, Perpetual	1,263,469
29,878	Series Y, 5.625%, Perpetual	785,194
	Western Alliance Bancorp
2,920	6.250%, 07/01/2056	74,518
		30,950,858
	Industrials - 3.1%
	Atlas Corporation
6,085	Series D, 7.950%, Perpetual	156,141
10,763	Series H, 7.875%, Perpetual	272,196
	Babcock & Wilcox Enterprises, Inc.
7,653	8.125%, 02/28/2026	195,458
	Fortress Transportation & Infrastructure Investors, LLC.
4,965	Series A, 8.250%, Perpetual (a)	129,587
5,895	Series B, 8.000%, Perpetual (a)	156,335
	Hillman Group Capital Trust
1,732	11.600%, 09/30/2027	43,421
	Pitney Bowes, Inc.
25,579	6.700%, 03/07/2043	653,032
	Steel Partners Holdings LP
7,560	Series A, 6.000%, 02/07/2026	175,089
		1,781,259
	Information Technology - 0.3%
	Synchronoss Technologies, Inc.
5,945	8.375%, 06/30/2026	149,160

	Management of Companies and Enterprises - 0.6%
	GMAC Capital Trust I
13,658	Series 2, 5.941%, 02/15/2040	363,713

	Mining, Quarrying, and Oil and Gas Extraction - 1.1%
	NuStar Logistics LP
24,222	6.860%, 01/15/2043	612,090

	Real Estate - 16.7%
	American Homes 4 Rent
5,480	Series G, 5.875%, Perpetual	144,233
7,418	Series F, 5.875%, Perpetual	193,536
	Brookfield Property REIT, Inc.
11,941	Series A, 6.375%, Perpetual	300,794
	City Office REIT, Inc.
5,361	Series A, 6.625%, Perpetual	137,242
	Digital Realty Trust, Inc.
9,562	Series J, 5.250%, Perpetual	250,524
	DigitalBridge Group, Inc.
13,719	Series H, 7.125%, Perpetual	347,639
16,465	Series I, 7.150%, Perpetual	420,187
15,042	Series J, 7.125%, Perpetual	386,429
	Diversified Healthcare Trust
15,051	6.250%, 02/01/2046	381,242
	Federal Realty Investment Trust
7,134	Series C, 5.000%, Perpetual	185,627
	Gladstone Land Corporation
7,125	Series B, 6.000%, Perpetual	183,184
	Global Net Lease, Inc.
8,089	Series A, 7.250%, Perpetual	213,064
	iStar, Inc.
4,792	Series D, 8.000%, Perpetual	126,605
5,982	Series I, 7.500%, Perpetual	158,762
	Kimco Realty Corporation
10,726	Series L, 5.125%, Perpetual	281,987
	Monmouth Real Estate Investment Corporation
26,238	Series C, 6.125%, Perpetual	665,396
	National Retail Properties, Inc.
16,471	Series F, 5.200%, Perpetual	420,340
	PS Business Parks, Inc.
9,076	Series W, 5.200%, Perpetual	230,984
	Pebblebrook Hotel Trust
5,983	Series C, 6.500%, Perpetual	150,532
5,982	Series D, 6.375%, Perpetual	150,388
5,266	Series E, 6.375%, Perpetual	132,493
7,172	Series F, 6.300%, Perpetual	182,814
	Public Storage
16,709	Series E, 4.900%, Perpetual	428,920
13,335	Series F, 5.150%, Perpetual	352,311
14,293	Series G, 5.050%, Perpetual	376,620
	QTS Realty Trust, Inc.
5,118	Series A, 7.125%, Perpetual	130,560
	SL Green Realty Corporation
10,960	Series I, 6.500%, Perpetual	288,686
	SITE Centers Corporation
8,323	Series A, 6.375%, Perpetual	220,893
	Spirit Realty Capital, Inc.
8,245	Series A, 6.000%, Perpetual	216,266
	UMH Properties, Inc.
11,801	Series C, 6.750%, Perpetual	309,776
	Urstadt Biddle Properties, Inc.
5,480	Series H, 6.250%, Perpetual	143,466
	VEREIT, Inc.
17,753	Series F, 6.700%, Perpetual	443,825
	Vornado Realty Trust
14,329	Series K, 5.700%, Perpetual	375,993
14,329	Series L, 5.400%, Perpetual	375,277
15,223	Series M, 5.250%, Perpetual	404,018
		9,710,613
	Utilities - 13.5%
	DTE Energy Company
16,852	Series F, 6.000%, 12/15/2076	435,456
	Dominion Energy, Inc.
48,145	Series A, 5.250%, 07/30/2076	1,217,106
	Entergy Arkansas, LLC.
24,683	4.875%, 09/01/2066	629,416
	Entergy Louisiana, LLC.
16,266	4.875%, 09/01/2066	417,223
	Entergy Mississippi, LLC.
15,663	4.900%, 10/01/2066	403,792
	Entergy New Orleans, LLC.
6,641	5.500%, 04/01/2066	169,545
	Georgia Power Company
16,231	Series 2017, 5.000%, 10/01/2077	427,200
	Interstate Power & Light Company
9,537	Series D, 5.100%, Perpetual	247,580
	NextEra Energy Capital Holdings, Inc.
34,308	Series K, 5.250%, 06/01/2076	874,854
	SCE Trust II
13,249	5.100%, Perpetual	332,152
	SCE Trust III
16,557	Series H, 5.750%, Perpetual (a)	419,720
	SCE Trust IV
19,573	Series J, 5.375%, Perpetual (a)	490,304
	SCE Trust V
18,066	Series K, 5.450%, Perpetual (a)	460,683
	Southern Company
48,148	5.250%, 10/01/2076	1,242,700
	Tennessee Valley Authority
3,880	Series A, 2.216%, 05/01/2029	100,996
		7,868,727
	TOTAL PREFERRED STOCKS (Cost $57,884,878)	58,136,633

	SHORT-TERM INVESTMENTS - 8.6%
5,030,522	Invesco Government & Agency Portfolio, Class X - 0.03% (d)	5,030,522
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,030,522)	5,030,522
	TOTAL INVESTMENTS (Cost $62,915,400) - 108.5%	63,167,155
	Liabilities in Excess of Other Assets - (8.5)%	(4,928,300)
	NET ASSETS - 100.0%	$58,238,855

	Percentages are stated as a percent of net assets.

(a)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2021.

(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Non-income producing security.
(d)	Rate shown is the annualized seven-day yield as of July 31, 2021.

	The Global Industry Classifications Standard (GICS®) was developed by and/or is
	exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC
	(“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
	the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

AAM Low Duration Preferred and Income Securities ETF

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$58,136,633	$-	$-	$58,136,633
Short-Term Investments	5,030,522	-	-	5,030,522
Total Investments in Securities	$63,167,155	$-	$-	$63,167,155

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.